Issued Capital and Reserves	12 Months Ended
Dec. 31, 2021
Disclosure of Issued Capital [Abstract]
ISSUED CAPITAL AND RESERVES
18	ISSUED CAPITAL AND RESERVES

The Company’s capital structure for the years ended December 31, 2021 and 2020 consists of three classes of shareholding as follows:

	2021	2020
	number of shares
Authorized shares
Ordinary shares of USD each
A	200,000	200,000
B	200,000	200,000
C	100,000	100,000
	500,000	500,000

Ordinary shares issued and fully paid
A	25,697	25,697
B	55,951	52,587
C	5,578	4,458
	87,226	82,742

Class A Shares are voting shares and the holder thereof has the right to participate in the surplus assets of the Company and the right to receive dividends.

Class B Preferred Shares are Preferred Shares with the right to vote and the right in a winding up to the Liquidation Preference; and receive dividends.

Class C Shares are non-voting shares, with the right in a winding up to participate in the surplus assets of the Company and receive dividends.

During the year ended 2021, the convertible loans related to Samena Beats Holding and MEVP 1 have been converted to class B shares in the Company for respective amounts of USD 4,730,718 and USD 2,489,480 respectively and against share issuance of 2,204 and 1,160 shares.

The above-mentioned converted loans have been recorded in share premium after considering the valuation of the company, related discounts and accrued interests.

In March 2021, Anghami KSA’s ownership was fully transferred to Anghami FZ LLC, and in August 2021 ADC’s ownership was fully transferred to Anghami FZ LLC, which had respective share capital amounts of USD 8,000 and USD 13,889 that are now being eliminated in the Group’s consolidated financial statements.

Share Premium

Amount
USD

As at January 1, 2020	25,050,823

At December 31, 2020	25,050,823
Loans converted to equity	7,219,862
Transfer from other reserves during the year	(168,259)
As at December 31, 2021	32,102,426

Share  based payment reserves

Amount
USD

As at January 1, 2020	1,796,810
Share-based payments expense during the year	564,284
At December 31, 2020	2,361,094
Share-based payments expense during the year (note 8)	801,450
As at December 31, 2021	3,162,544

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees (including key management personnel, as part of their remuneration) and service provider. Refer to Note 19 for further details of these plans.